Consolidated statements of comprehensive loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net loss	$ (6,155)	$ (8,313)	$ (33,539)	$ (36,061)	$ (19,324)
Marketable securities:
Unrealized gain (loss)	(2)		59
Derivatives:
Unrealized income (loss)	(184)	479	1,038	(925)
Amounts reclassified from accumulated other comprehensive income (loss)	(77)	172	(261)	327
Other comprehensive income (loss)	(263)	651	836	(598)
Comprehensive loss	$ (6,418)	$ (7,662)	$ (32,703)	$ (36,659)	$ (19,324)